FPA CRESCENT FUND

Portfolio of investments

September 30, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 7.9%
Alphabet, Inc. Class A(a)	2,408,380	$230,361,547
Alphabet, Inc. Class C(a)	1,819,280	174,923,772
Meta Platforms, Inc. Class A(a)	940,467	127,602,563
Prosus NV (Netherlands)	2,258,811	117,518,242
		$650,406,124
SEMICONDUCTOR DEVICES — 5.8%
Analog Devices, Inc.	1,605,334	$223,687,240
Broadcom, Inc.	409,315	181,739,953
NXP Semiconductors NV (Netherlands)	468,252	69,071,852
		$474,499,045
INDUSTRIAL DISTRIBUTION & RENTAL — 4.7%
Ferguson PLC (Britain)	598,836	$61,638,190
Howmet Aerospace, Inc.	2,850,165	88,155,603
LG Corp. (South Korea)	1,476,300	75,726,317
Safran SA (France)	938,989	85,438,363
Univar Solutions, Inc.(a)	3,402,938	77,382,810
		$388,341,283
CABLE & SATELLITE — 4.0%
Charter Communications, Inc. Class A(a)	393,387	$119,333,946
Comcast Corp. Class A	7,087,694	207,882,065
		$327,216,011
CEMENT & AGGREGATES — 3.4%
HeidelbergCement AG (Germany)	1,012,913	$40,014,258
Holcim AG (Switzerland)	5,750,850	235,672,934
		$275,687,192
DIVERSIFIED BANKS — 2.9%
Citigroup, Inc.	3,571,897	$148,840,948
Flutter Entertainment PLC (Ireland)(a)	369,859	40,583,784
Gulfport Energy Corp.(a)	526,060	46,445,838
		$235,870,570
E-COMMERCE DISCRETIONARY — 2.6%
Alibaba Group Holding Ltd. (China)(a)	3,975,773	$39,675,573
Amazon.com, Inc.(a)	1,346,173	152,117,549
Delivery Hero SE (Germany)(a)(b)	551,839	20,157,108
		$211,950,230
ELECTRICAL COMPONENTS — 2.5%
TE Connectivity Ltd. (Switzerland)	1,875,698	$207,002,031

		$207,002,031
P&C INSURANCE — 2.5%
American International Group, Inc.	4,249,990	$201,789,525

		$201,789,525

FPA CRESCENT FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
APPLICATION SOFTWARE — 2.4%
Activision Blizzard, Inc.	900,174	$66,918,935
Entain PLC (Isle of Man)	3,178,600	38,004,794
Epic Games, Inc.(c)(d)(e)	33,130	12,986,960
Nexon Co. Ltd. (Japan)	1,965,397	34,724,101
Nintendo Co. Ltd. (Japan)	1,056,160	42,599,447
		$195,234,237
BANKS — 2.1%
Signature Bank	71,182	$10,748,482
Wells Fargo & Co.	3,961,725	159,340,580
		$170,089,062
INSURANCE BROKERS — 2.0%
Aon PLC Class A (Britain)	611,696	$163,855,008

		$163,855,008
BASE METALS — 2.0%
Glencore PLC (Switzerland)	31,022,887	$163,025,649

		$163,025,649
CHEMICALS — 1.7%
International Flavors & Fragrances, Inc.	1,574,557	$143,017,012

		$143,017,012
INSTITUTIONAL BROKERAGE — 1.7%
Jefferies Financial Group, Inc.	4,697,583	$138,578,699

		$138,578,699
INVESTMENT COMPANIES — 1.7%
Groupe Bruxelles Lambert SA (Belgium)	1,972,785	$137,966,969

		$137,966,969
FOOD SERVICES — 1.6%
JDE Peet's NV (Netherlands)	4,041,690	$118,171,306
Just Eat Takeaway.com NV (Netherlands)(a)(b)	965,437	14,975,614
		$133,146,920
INTEGRATED UTILITIES — 1.4%
FirstEnergy Corp.	2,241,472	$82,934,464
PG&E Corp.(a)	2,529,111	31,613,888
		$114,548,352
MARINE SHIPPING — 1.3%
Sound Holding FP (Luxembourg)(c)(d)(e)(f)(g)	1,146,250	$109,222,092

		$109,222,092

FPA CRESCENT FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
WEALTH MANAGEMENT — 1.3%
LPL Financial Holdings, Inc.	487,988	$106,615,618

		$106,615,618
MIDSTREAM - OIL & GAS — 1.1%
Kinder Morgan, Inc.	5,262,897	$87,574,606

		$87,574,606
RAILROAD ROLLING STOCK — 1.1%
Westinghouse Air Brake Technologies Corp.	1,065,725	$86,696,729

		$86,696,729
AUTOMOTIVE RETAILERS — 1.0%
CarMax, Inc.(a)	1,238,879	$81,790,792

		$81,790,792
HOTELS, RESTAURANTS & LEISURE — 0.9%
Marriott International, Inc. Class A	502,930	$70,480,610

		$70,480,610
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.8%
Cie Financiere Richemont SA Class A (Switzerland)	672,990	$63,527,177

		$63,527,177
ENTERTAINMENT CONTENT — 0.7%
Netflix, Inc.(a)	238,704	$56,200,470

		$56,200,470
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.6%
Samsung C&T Corp. (South Korea)	702,330	$50,327,460

		$50,327,460
REAL ESTATE OWNERS & DEVELOPERS — 0.6%
Swire Pacific Ltd. Class A (Hong Kong)	6,199,624	$46,339,280

		$46,339,280
INDUSTRIALS — 0.6%
Uber Technologies, Inc.(a)	1,747,274	$46,302,761

		$46,302,761
HOME PRODUCTS STORES — 0.4%
Herbalife Nutrition Ltd.(a)	1,628,225	$32,385,395

		$32,385,395

FPA CRESCENT FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
COMPUTER HARDWARE & STORAGE — 0.4%
Dell Technologies, Inc. C Shares	862,607	$29,475,281

		$29,475,281
HEALTH CARE SERVICES — 0.3%
ICON PLC (Ireland)(a)	114,967	$21,128,635

		$21,128,635
OIL & GAS SERVICES & EQUIPMENT — 0.2%
McDermott International Ltd.(a)(f)(g)	46,782,420	$21,052,089
		$21,052,089
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Vornado Realty Trust	877,469	$20,322,182

		$20,322,182

TOTAL COMMON STOCKS — 64.4% (Cost $4,430,961,095)		$5,261,665,096

CLOSED END FUND — 0.2%
Altegrity, Inc.(c) (Cost $0)	4,756,180	$17,978,360

LIMITED PARTNERSHIPS
Footpath Ventures SpV IV LP (Private Credit)(c)(d)(e)	150,000	$12,243,930
FPS LLC (Marine Shipping)(c)(d)(e)(f)(g)	2,073,734	229,388,939
FPS Shelby Holding I LLC (Marine Shipping)(c)(d)(e)(f)(g)	107,799	8,876,468
GACP II LP (Private Credit)(c)(d)(e)	958,312	22,951,371
U.S. Farming Realty Trust II LP (Real Estate)(c)(d)(e)(f)	120,000	10,211,544
U.S. Farming Realty Trust LP (Real Estate)(c)(d)(e)(f)	350,000	3,620,715

TOTAL LIMITED PARTNERSHIPS — 3.5% (Cost $229,993,622)		$287,292,967

PREFERRED STOCKS
ENGINEERING SERVICES — 0.2%
McDermott International, Inc. — 8.000%(c)(d)(e)(f)	22,591	$13,554,380

		$13,554,380
ENERGY — 0.0%
Gulfport Energy Corp. — 10.000%(d)(e)	1,345	$803,638

		$803,638

TOTAL PREFERRED STOCKS — 0.2% (Cost $1,272,525)		$14,358,018

FPA CRESCENT FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

WARRANT — 0.0%	Shares	Fair Value
ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023(a) (Cost $0)	2,521,536	$1,124,431

		$1,124,431
SPECIAL PURPOSE ACQUISITION COMPANIES(a)
Accelerate Acquisition Corp.	1,824	$17,948
African Gold Acquisition Corp.	175,509	1,741,049
Agile Growth Corp.	972,411	9,646,317
Alpha Partners Technology Merger Corp.	40,319	396,739
Angel Pond Holdings Corp. Class A (Cayman Islands)	1,264,217	9,399,487
Apollo Strategic Growth Capital II	206,968	2,042,774
Ares Acquisition Corp.	494,451	4,904,954
Atlantic Coastal Acquisition Corp. Class A	1,238,597	12,163,023
Atlantic Coastal Acquisition Corp.	412,865	14,492
Atlantic Coastal Acquisition Corp. II	320,872	3,221,555
BigBear.ai Holdings, Inc.	266,952	40,043
Biote Corp.	1,834	626
Broadscale Acquisition Corp. Class A	1,046,401	8,254,285
BurTech Acquisition Corp.	1,007,550	10,065,424
C5 Acquisition Corp.	245,091	2,504,830
Churchill Capital Corp. VII	616,422	6,071,818
Colonnade Acquisition Corp. II Class A	1,032,132	10,238,749
Colonnade Acquisition Corp. II	206,426	20,643
COVA Acquisition Corp. Class A	502,327	3,332,960
DHC Acquisition Corp. Class A	520,584	5,148,576
DHC Acquisition Corp.	173,528	15,635
Digital Transformation Opportunities Corp.	72,255	708,822
Disruptive Acquisition Corp. I	1,032,135	10,228,458
ESM Acquisition Corp.	157	1,557
Flame Acquisition Corp.	1,032,145	10,197,593
Forest Road Acquisition Corp. II	1,242,983	12,218,647
Fortress Value Acquisition Corp. IV	493,906	4,855,096
FTAC Hera Acquisition Corp.	124,395	1,232,754
Fusion Acquisition Corp. II	173,927	1,709,702
Glenfarne Merger Corp.	1,033,214	10,135,829
Global Partner Acquisition Corp. II	387,688	3,857,496
Golden Arrow Merger Corp.	1,032,132	10,166,500
Gores Holdings VII, Inc.	4,846	47,685
Gores Holdings VIII, Inc. Class A	264,894	2,351,329
Gores Technology Partners II, Inc.	6,490	63,667
GSR II Meteora Acquisition Corp. Class A	876	4,311
GX Acquisition Corp. II Class A	864,261	6,379,351
Heliogen, Inc.	98,835	21,744

FPA CRESCENT FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES - Continued	Shares or Principal Amount	Fair Value
Hudson Executive Investment Corp. III	1,243,215	$12,220,803
InterPrivate IV InfraTech Partners, Inc.	866,479	8,491,494
Kismet Acquisition Three Corp.	1,032,132	10,218,107
Landcadia Holdings IV, Inc.	1,243,001	12,255,990
Lazard Growth Acquisition Corp. I	37,457	370,450
Lead Edge Growth Opportunities Ltd.	111,893	1,111,097
Macondray Capital Acquisition Corp. I	1,030,833	10,318,638
Mason Industrial Technology, Inc.	760,239	7,442,740
Metals Acquisition Corp. Class A	719,870	5,338,758
Mission Advancement Corp.	613,285	6,016,326
Monument Circle Acquisition Corp.	69,903	689,244
Northern Star Investment Corp. III	550,747	5,419,350
Northern Star Investment Corp. IV	425,470	4,173,861
Orion Acquisition Corp.	252,217	2,479,293
Peridot Acquisition Corp. II	582,407	5,781,088
Pershing Square Tontine Holdings Ltd.(d)(e)	457,176	—
Pine Technology Acquisition Corp. Class A	967,571	9,520,899
Pine Technology Acquisition Corp.	322,523	12,901
Plum Acquisition Corp. I	969,880	9,592,113
PowerUp Acquisition Corp.	46,911	476,147
Prenetics Global Ltd.	10,692	4,364
Ross Acquisition Corp. II	231,224	2,296,054
RXR Acquisition Corp.	9,883	96,952
Silver Spike Acquisition Corp. II Class A	163,460	1,298,200
Slam Corp.	714,327	7,078,981
Stratim Cloud Acquisition Corp.	671,649	6,588,877
Swvl Holdings Corp.	27,467	824
TCW Special Purpose Acquisition Corp.	118,726	1,159,953
Tio Tech A (Germany)	297,050	2,934,854
TLG Acquisition One Corp.	1,242,983	12,255,812
Twelve Seas Investment Co. II	990,015	9,741,748
Viking Acquisition (Norway)(c)(d)(e)	9,562,500	5,854,801
Virgin Orbit Holdings, Inc.	94,559	28,254

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES — 4.0% (Cost $329,986,024)		$324,691,441

BONDS & DEBENTURES

CORPORATE BONDS & NOTES
CONSUMER, NON-CYCLICAL — 0.0%
Herbalife/HLF Financing Co. — 7.875% 9/1/2025(b)	$3,739,000	$3,380,617

ENERGY — 0.0%
Gulfport Energy Corp. — 6.000% 10/15/2024(d)(e)	$18,209,000	$—
Gulfport Energy Corp. — 6.375% 5/15/2025(d)(e)	8,822,000	—
Gulfport Energy Corp. — 6.375% 1/15/2026(d)(e)	9,128,000	—
Gulfport Energy Corp. — 6.625% 5/1/2023(d)(e)	9,417,000	—

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Gulfport Energy Corp. — 8.000% 5/17/2026	$596,287	$593,305
		$593,305

TOTAL CORPORATE BONDS & NOTES — 0.0% (Cost $3,448,129)		$3,973,922

CONVERTIBLE BONDS — 1.6%
COMMUNICATIONS — 1.6%
Delivery Hero SE — 1.000% 4/30/2026 (Germany)	$2,600,000	$1,808,383
Delivery Hero SE — 1.000% 1/23/2027 (Germany)	86,200,000	64,672,390
Wayfair, Inc. — 0.625% 10/1/2025	80,394,000	53,864,241
Zillow Group, Inc. — 1.375% 9/1/2026	12,336,000	11,922,744
Zillow Group, Inc. — 2.750% 5/15/2025	1,703,000	1,548,027
		$133,815,785

TOTAL CONVERTIBLE BONDS — 1.6% (Cost $146,424,678)		$133,815,785

CORPORATE BANK DEBT
Farfetch U.S. Holdings, Inc., 1M USD LIBOR + 6.250% — 9.290% 9/27/2027(c)(d)(h)(l)	$19,580,000	$18,356,250
McDermott Intl Senior Exit LC — 3.000% 6/30/2024(f)(l)(m)	19,843,000	(8,929,350)
McDermott LC — 3.740% 12/31/2025(c)(d)(e)(f)(h)(i)(l)	28,718,370	18,167,706
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 4.115% 6/30/2025(c)(f)(h)(l)	33,930,812	15,947,482
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 6.115% 6/28/2024(c)(f)(h)(l)	1,074,102	644,461

TOTAL CORPORATE BANK DEBT — 0.6% (Cost $108,544,995)		$44,186,549

U.S. TREASURIES
U.S. Treasury Bills — 2.284% 10/25/2022(j)	$50,000,000	$49,921,555
U.S. Treasury Bills — 2.290% 10/11/2022(j)	25,000,000	24,986,265
U.S. Treasury Bills — 2.293% 10/20/2022(j)	50,000,000	49,938,620
U.S. Treasury Bills — 2.301% 10/6/2022(j)	58,000,000	57,987,576
U.S. Treasury Bills — 2.335% 10/18/2022(j)	40,000,000	39,957,388
U.S. Treasury Bills — 2.365% 10/27/2022(j)	63,000,000	62,890,827
U.S. Treasury Bills — 2.367% 11/1/2022(j)	70,000,000	69,849,108
U.S. Treasury Bills — 2.502% 11/3/2022(j)	36,000,000	35,915,933
U.S. Treasury Bills — 2.527% 11/10/2022(j)	30,000,000	29,913,888
U.S. Treasury Bills — 2.534% 11/8/2022(j)	44,000,000	43,877,777
U.S. Treasury Bills — 2.772% 11/17/2022(j)	50,000,000	49,821,810
U.S. Treasury Bills — 2.868% 11/29/2022(j)	73,000,000	72,647,739
U.S. Treasury Bills — 2.920% 11/15/2022(j)	31,000,000	30,892,628
U.S. Treasury Bills — 2.922% 12/1/2022(j)	20,000,000	19,904,538

TOTAL U.S. TREASURIES — 7.8% (Cost $638,540,526)		$638,505,652

TOTAL BONDS & DEBENTURES — 10.0% (Cost $896,958,328)		$820,481,908

TOTAL INVESTMENT SECURITIES — 82.3% (Cost $5,889,171,594)		$6,727,592,221

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

SHORT-TERM INVESTMENTS	Principal Amount	Fair Value
Amazon.com, Inc.
—2.392%10/4/2022	$109,000,000	$108,978,654
—2.392%10/7/2022	100,000,000	99,960,833
—2.698%10/24/2022	60,000,000	59,898,417
—2.699%10/28/2022	70,000,000	69,860,875
—2.729%11/1/2022	38,000,000	37,912,304
—2.749%11/2/2022	30,000,000	29,928,000
—2.750%10/31/2022	40,000,000	39,910,000
—2.852%11/10/2022	45,000,000	44,860,000
—2.852%11/14/2022	50,000,000	49,828,889
—3.005%11/14/2022	30,000,000	29,891,833
—3.125%11/14/2022	25,000,000	24,906,195
—3.211%11/21/2022	80,000,000	79,643,000
—3.262%11/22/2022	35,000,000	34,838,222
Apple, Inc.
—2.338%10/6/2022	35,000,000	34,988,820
—2.359%10/6/2022	17,000,000	16,994,522
—2.371%10/5/2022	40,000,000	39,989,644
—2.380%10/6/2022	61,000,000	60,980,175
—2.381%10/11/2022	50,000,000	49,967,500
—2.392%10/13/2022	31,000,000	30,975,717
—2.392%10/14/2022	50,000,000	49,957,569
—2.739%11/7/2022	37,000,000	36,897,705
—2.790%11/9/2022	13,000,000	12,961,412
—3.262%11/28/2022	27,000,000	26,860,800
Nestle Finance International Ltd.
—2.438%10/6/2022	30,000,000	29,990,000
—2.595%10/20/2022	33,000,000	32,955,588
Roche Holdings, Inc.
—2.379%10/5/2022	20,000,000	19,994,800
—2.381%10/12/2022	30,000,000	29,978,550
—2.430%10/13/2022	50,000,000	49,960,167
—2.830%11/4/2022	33,000,000	32,913,357
—2.882%11/9/2022	35,000,000	34,892,696
—3.047%10/17/2022	20,000,000	19,973,333
Walmart, Inc.
—2.471%10/12/2022	80,000,000	79,940,600
—2.490%10/11/2022	33,000,000	32,977,542
—2.824%10/11/2022	33,350,000	33,324,246
—2.996%10/12/2022	20,000,000	19,981,972
State Street Bank Repurchase Agreement — 0.83% 10/3/2022
(Dated 09/30/2022, repurchase price of $38,354,653, collateralized by $39,875,200 principal amount U.S. Treasury Bill — 0.000% 2023, fair value $39,119,086)(k)	38,352,000	38,352,000
TOTAL SHORT-TERM INVESTMENTS — 18.7% (Cost $1,526,225,937)		$1,526,225,937

TOTAL INVESTMENTS — 101.0% (Cost $7,415,397,531)		$8,253,818,158
Other Assets and Liabilities, net — (1.0)%		(77,913,937)
NET ASSETS — 100.0%		$8,175,904,221

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)

Restricted securities. These restricted securities constituted 6.87% of total net assets at September 30, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(d)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(e)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 5.48% of total net assets at September 30, 2022.
(f)	Affiliated Security.
(g)	Controlled company.
(h)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	As of September 30, 2022 the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At September 30, 2022, unfunded commitments totaled $2,598,066.
(j)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(k)	Security pledged as collateral.
(l)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(m)	As of September 30, 2022, the Fund had entered into commitments to fund various delayed draw limited partnership and/debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

Purchased Options

Description	Pay/ Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call — CMS Cap Swap(c),(d)	Receive	Maximum of [0, 30- Year — 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Goldman Sachs International	$9,204,500,000	$2,531,238	$7,317,578
Call — CMS Cap Swap(c),(d)	Receive	Maximum of [0, 30- Year — 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Goldman Sachs International	9,204,500,000	2,531,238	7,658,144
Call — CMS Cap Swap(c),(d)	Receive	Maximum of [0, 30- Year — 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/1/2023	Goldman Sachs International	9,204,500,000	2,531,237	8,072,346
Call — CMS Cap Swap(c),(d)	Receive	Maximum of [0, 30- Year — 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/8/2023	Goldman Sachs International	9,204,500,000	2,531,237	8,523,367
Call — CMS Cap Swap(c),(d)	Receive	Maximum of [0, 30- Year — 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/1/2023	Morgan Stanley	5,062,500,000	1,265,625	4,232,250
Call — CMS Cap Swap(c),(d)	Receive	Maximum of [0, 30- Year — 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/8/2023	Morgan Stanley	5,062,500,000	1,265,625	4,455,000
Call — OIS Cap Swap(c),(d)	Receive	3-Month USD-LIBOR	0.68%	1/11/2029	Morgan Stanley	130,030,907	3,519,114	23,298,548
							$16,175,314	$63,557,233

FPA CRESCENT FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

Written Options

Description	Pay/ Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — OIS Cap Swap(c),(d)	Pay	3-Month USD-LIBOR	0.35%	1/11/2029	Morgan Stanley	$(130,030,907)	$(3,519,114)	$(1,037,777)

Forward Foreign Currency Contracts

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Valuation at September 30, 2022	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	16,381,014	JPY	2,188,700,000	11/17/2022	$15,188,053	$1,192,961	$—

Total Return Swaps - Short

Receive	Pay	Payment Frequency	Counter party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Barclays Capital, Inc.	8/7/2023	$346,240	$(438,381)	-	$(438,381)
Cresco Labs, Inc.	CDOR01M + 1.500%	Annual	Citibank N.A.	8/8/2023	514,474	(86,606)	-	(86,606)
Trulieve Cannabis Corp.	CDOR01M + 1.500%	Annual	Barclays Capital, Inc.	8/8/2023	144,289	(519,647)	-	(519,647)
Verano Holdings Corp.	CDOR01M + 1.500%	Annual	Citibank N.A.	8/8/2023	336,945	(90,221)	-	(90,221)
						$(1,134,855)	-	$(1,134,855)

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

September 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	09/01/2021, 03/15/2022	—	$17,978,360	0.22%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Goldman Sachs International 4.000% 02/15/2023	02/26/2020	$2,531,238	7,317,578	0.09%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Goldman Sachs International 4.000% 02/22/2023	02/26/2020	2,531,238	7,658,144	0.09%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Goldman Sachs International 4.000% 03/01/2023	02/26/2020	2,531,237	8,072,346	0.10%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Goldman Sachs International 4.000% 03/08/2023	02/26/2020	2,531,237	8,523,367	0.10%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Morgan Stanley 4.000% 03/01/2023	02/26/2020	1,265,625	4,232,250	0.05%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Morgan Stanley 4.000% 03/08/2023	02/26/2020	1,265,625	4,455,000	0.05%
Epic Games, Inc.	06/25/2020	19,049,750	12,986,960	0.16%
Farfetch U.S. Holdings, Inc., 1M USD LIBOR + 6.250% — 9.290% 9/27/2027	09/27/2022	18,307,300	18,356,250	0.22%
FPS LLC (Marine Shipping)	01/03/2022, 02/04/2022, 02/03/2022, 03/09/2022, 04/01/2022, 04/29/2022	188,848,513	229,388,939	2.81%
FPS Shelby Holding I LLC (Marine Shipping)	02/04/2020, 03/26/2020, 04/29/2020, 07/24/2020	10,191,935	8,876,468	0.11%
Footpath Ventures SpV IV LP (Private Credit)	09/24/2021	15,376,200	12,243,930	0.15%
GACP II LP (Private Credit)	01/17/2020	6,345,142	22,951,371	0.28%
McDermott International, Inc. — 8.000%	12/31/2020	—	13,554,380	0.17%
McDermott LC — 3.740% 12/31/2025	03/04/2021, 03/05/2021	35,777,645	18,167,706	0.22%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 4.115% 6/30/2025	12/31/2021, 01/31/2022 02/28/2022, 03/31/2022, 04/29/2022, 05/31/2022, 06/30/2022, 07/31/2022, 08/31/2022, 09/30/2022	62,017,654	15,947,482	0.20%
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 6.115% 6/28/2024	07/01/2020	1,074,101	644,461	0.01%
OIS CAP SWAPTION 0.680 JAN29 0.680 CALL Morgan Stanley 0.680% 01/11/2029	10/19/2020	3,519,114	23,298,548	0.28%
OIS FLOOR SWAPTION 0.350 JAN29 0.350 PUT Morgan Stanley 0.350% 01/11/2029	10/19/2020	(3,519,114)	(1,037,777)	(0.01)%

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)

September 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Sound Holding FP	10/07/2013	60,882,839	109,222,092	1.34%
U.S. Farming Realty Trust LP (Real Estate)	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	—	$3,620,715	0.04%
U.S. Farming Realty Trust II LP (Real Estate)	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 07/29/2015	$9,231,833	10,211,544	0.12%
Viking Acquisition (Norway)	06/03/2021	7,607,534	5,854,801	0.07%
TOTAL RESTRICTED SECURITIES		$447,366,646	$562,524,915	6.87%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships in a manner consistent with U.S. GAAP for investment companies. The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships are included in Level 3 of the fair value hierarchy based on the limited rights of withdrawal by the Fund as specified in the respective agreements. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$532,887,882	$117,518,242	—	$650,406,124
Semiconductor Devices	474,499,045	—	—	474,499,045
Industrial Distribution & Rental	227,176,603	161,164,680	—	388,341,283
Cable & Satellite	327,216,011	—	—	327,216,011
Cement & Aggregates	—	275,687,192	—	275,687,192
Diversified Banks	195,286,786	40,583,784	—	235,870,570
E-Commerce Discretionary	152,117,549	59,832,681	—	211,950,230
Electrical Components	207,002,031	—	—	207,002,031
P&C Insurance	201,789,525	—	—	201,789,525
Application Software	66,918,935	115,328,342	$12,986,960	195,234,237
Banks	170,089,062	—	—	170,089,062
Insurance Brokers	163,855,008	—	—	163,855,008
Base Metals	—	163,025,649	—	163,025,649
Chemicals	143,017,012	—	—	143,017,012
Institutional Brokerage	138,578,699	—	—	138,578,699
Investment Companies	—	137,966,969	—	137,966,969
Food Services	—	133,146,920	—	133,146,920
Integrated Utilities	114,548,352	—	—	114,548,352
Marine Shipping	—	—	109,222,092	109,222,092
Wealth Management	106,615,618	—	—	106,615,618
Midstream - Oil & Gas	87,574,606	—	—	87,574,606
Railroad Rolling Stock	86,696,729	—	—	86,696,729
Automotive Retailers	81,790,792	—	—	81,790,792
Hotels, Restaurants & Leisure	70,480,610	—	—	70,480,610
Apparel, Footwear & Accessory Design	—	63,527,177	—	63,527,177
Entertainment Content	56,200,470	—	—	56,200,470
Commercial & Residential Building Equipment & Systems	—	50,327,460	—	50,327,460
Real Estate Owners & Developers	—	46,339,280	—	46,339,280
Industrials	46,302,761	—	—	46,302,761
Home Products Stores	32,385,395	—	—	32,385,395
Computer Hardware & Storage	29,475,281	—	—	29,475,281
Health Care Services	21,128,635	—	—	21,128,635
Oil & Gas Services & Equipment	21,052,089	—	—	21,052,089
Real Estate Investment Trusts	20,322,182	—	—	20,322,182
Closed End Fund	—	17,978,360	—	17,978,360
Limited Partnerships	—	—	287,292,967	287,292,967
Preferred Stocks
Engineering Services	—	—	13,554,380	13,554,380
Energy	—	—	803,638	803,638
Warrant
Energy	1,124,431	—	—	1,124,431
Special Purpose Acquisition Companies	318,360,493	476,147	5,854,801	324,691,441
Corporate Bonds & Notes	—	3,973,922	—	3,973,922
Convertible Bonds	—	133,815,785	—	133,815,785
Corporate Bank Debt	—	7,662,593	36,523,956	44,186,549
U.S. Treasuries	—	638,505,652	—	638,505,652
Short-Term Investments	—	1,526,225,937	—	1,526,225,937
	$4,094,492,592	$3,693,086,772	$466,238,794	$8,253,818,158
Purchased Options (interest rate risk)	—	—	$63,557,233	$63,557,233
Written Options (interest rate risk)	—	—	(1,037,777)	(1,037,777)
Forward Foreign Currency Contracts (currency risk)	—	$1,192,961	—	1,192,961
Total Return Swaps	—	(1,134,855)	—	(1,134,855)
	$—	$58,106	$62,519,456	$62,577,562

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2022:

Investments	Beginning Value at December 31, 2021	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2022
Common Stocks	$84,884,430	$44,067,090	—	$(6,742,468)	—	$122,209,052	$44,987,808
Limited Partnerships	151,633,431	58,247,705	$89,024,969	(11,613,138)	—	287,292,967	58,247,705
Preferred Stocks	14,281,743	76,347	—	(72)	—	14,358,018	76,275
Special Purpose Acquisition Companies	7,238,930	(1,384,129)	—	—	—	5,854,801	(1,384,129)
Corporate Bank Debt	7,815,830	1,074,616	18,307,300	—	$9,326,210	36,523,956	1,074,616
Purchased Options (interest rate risk)	23,221,610	80,083,687	—	(39,748,064)	—	63,557,233	47,513,716
Written Options (interest rate risk)	(3,501,472)	1,696,513	767,182	—	—	(1,037,777)	(1,055,418)
	$285,574,502	$183,861,829	$108,099,451	$(58,103,742)	$9,326,210	$528,758,250	$149,460,573

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $9,326,210 out of Level 3 into Level 2. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2022.

Financial Assets	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average
Special Purpose Acquisition Companies	$5,854,801	Restricted Security (a)	Cost	$0.61	$0.61

Corporate Bank Debt	$36,523,956	Pricing Model (b)	Quotes/Prices	$55.00 - $93.75	$74.48

Preferred Stock	$14,358,018	Pricing Model (b)	Quotes/Prices	$597.50 - $600.00	$599.86

Purchased Options (interest rate risk)	$63,557,233	Third-Party Broker Quote (c)	Quotes/Prices	$0.00 - $0.18	$0.07

Written Options (interest rate risk)	$(1,037,777.00)	Third-Party Broker Quote (c)	Quotes/Prices	$0.01	$0.01

Common Stocks- Long	$109,222,092	Market Approach (d)	Shipping Broker Valuations	58%	58%

	12,986,960	Most Recent Capitalization (Funding) (e)	Quotes/Prices	$392.00	$392.00
			Discounts	40%	40%

Limited Partnerships	$22,951,371	NAV as Practical Expedient (f)	Market Discount	15%	15%

	238,265,407	Market Approach (d)	Shipping Broker Valuations	37% - 69%	38%

	12,243,930	NAV as Practical Expedient (f)	Market Discount	20%	20%

	13,832,259	Discounted NAV (g)	Market Discount	25%	25%

(a) The fair value of the investment is based on the initial purchase price. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(b)  The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c) The Third Party Broker Quote technique involves obtaining an third-party broker quote for the security.

(d) The fair value of the investment is based on the market approach, which involves obtaining broker quotes for the underlying vessels based on free and clear charter rates, and further discounting those quotes for vessel-specific contracted charter rates.

(e)  The fair value of the investment is based on capital funding terms.  If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(f)   No adjustmend were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probably that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures than the Limited Partnerships are not being reported at fair value.

(g)   The NAV provided by the general partner has been discounted for the possible impact from various long-term exist strategies under consideration by the general partner.

Options Contracts: An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premiums paid.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange. Unrealized appreciation or depreciation on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the foreign exchange rates at the end of the period is included in the Statement of Assets and Liabilities under the caption “Forward Foreign Currency Contracts.” Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year are included in the Statement of Operations under the caption “Forward Foreign Currency Contracts.”

Credit Default Swaps: The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

Total Return Swaps: A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.